Basic and diluted loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted loss per share
Net loss attributable to the shareholders of: Greenbrook TMS	$ (29,663,540)	$ (15,909,879)
Weighted average common shares outstanding: Basic and diluted	12,799,876	10,765,719
Loss per share: Basic and diluted	$ (2.32)	$ (1.48)
Options excluded from the diluted calculation	3,682,500	2,988,168
Lender warrants excluded from the diluted calculation	256,535	0
Broker warrants excluded from the diluted calculation	564,540	1,068,186
Options excluded from the diluted calculation post	736,500	597,634
Lender warrants excluded from the diluted calculation post	51,307	0
Broker warrants excluded from the diluted calculation post	112,909	213,638